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STUART STRAUSS Stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0453 Fax

May 16, 2014

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 1,502
Investment Company Act File No. 811-10325
Amendment No. 1,506

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 1,502 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to Market Vectors ChinaAMC SME-ChiNext ETF (formerly, Market Vectors China A Small-Cap ETF), a new series of the Trust, and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed as part of Post-Effective Amendment No. 1,337 to the Trust’s Registration Statement pursuant to Rule 485(a) on December 20, 2013. Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss